Schedule II - Valuation and Qualifying Accounts (Details) - Allowance for doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 4,599	$ 3,103	$ 2,084
Charges to Costs and Expenses	4,811	3,346	1,487
Deductions - Write off	(2,361)	(1,850)	(468)
Balance at End of Year	$ 7,049	$ 4,599	$ 3,103